Victory Pioneer U.S. Government Money Market Fund Investment Strategy - Victory Pioneer U.S. Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is a government money market fund. The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities issued by the U.S. government and its agencies and instrumentalities.The Fund will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities.The Fund invests in accordance with the credit quality, maturity, liquidity, and diversification requirements applicable to money market funds. Within these standards, the Adviser’s assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection. The Adviser also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer’s credit quality.